Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Loss Per Share Attributable to Holders of Common Stock

The following table sets forth the computation of the numerator and denominator for net loss per share attributable to holders of Common Stock.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(In thousands, except for per share amounts)
Numerator
Net loss attributable to USA Rare Earth, Inc.	$(156,680)	$(1,869)	$(247,354)	$(8,938)
Declared and deemed dividends, and accretion	(11,341)	—	(23,060)	—
Undistributed net loss attributable to USA Rare Earth, Inc.	$(168,021)	$(1,869)	$(270,414)	$(8,938)
Denominator
Weighted average shares outstanding – basic and diluted	102,589	59,497	95,609	59,429
Net loss per share attributable to USA Rare Earth, Inc.
Basic and diluted	$(1.64)	$(0.03)	$(2.83)	$(0.15)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents categories of shares that are excluded from the diluted per share computation as their effect would be anti-dilutive.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(Shares in thousands)
12% Series A Cumulative Convertible Preferred Stock(1)	3,402	2,658	3,402	2,658
Series A warrants	3,206	3,000	3,206	3,000
Earnout shares	10,100	—	10,100	—
Investor warrants	18,365	—	18,365	—
USARE LLC Class B Convertible warrants	—	1,699	—	1,699
USARE LLC Class C Convertible warrants	—	393	—	393
Common Stock warrants	9,991	—	9,991	—
Incentive units	—	8,035	—	8,035
Total	45,064	15,785	45,064	15,785

(1)      Represents the amount of potential common shares, if converted at each reported date.